Condensed Consolidated Statements of Stockholders' and Members' Equity and Redeemable Noncontrolling Interest (Unaudited) (Parenthetical)	Jun. 30, 2023 $ / shares
Statement of Stockholders' Equity [Abstract]
Dividends Payable, Amount Per Share	$ 0.15
Distribution To Unitholders Per Share	0.15
Dividend Equivalent Rights Per Share	$ 0.15